Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income	$ 634	$ 502	$ 1,121	$ 771
Items that may be reclassified subsequently to profit or loss:
Unrealized gains on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	0	0	1	0
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	0	0	0	(3)
Items that will not be reclassified to profit or loss:
Net change on equity investments, net of tax $1, $(1), $1 and $(1)	8	(5)	9	(5)
Total other comprehensive income (loss)	8	(5)	10	(8)
Total comprehensive income	642	497	1,131	763
Attributable to:
Equity holders of Barrick Gold Corporation	378	300	675	417
Non-controlling interests	$ 264	$ 197	$ 456	$ 346